UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04892

                           TEMPLETON GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

         500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
               (Address of principal executive offices) (Zip code)

            CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

         Registrant's telephone number, including area code: (954) 527-7500
                                                              -------------

Date of fiscal year end:  8/31
                          ----

Date of reporting period: 2/28/07
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.




                                [GRAPHIC OMITTED]

                                                         FEBRUARY 28, 2007
--------------------------------------------------------------------------------
     SEMIANNUAL REPORT AND SHAREHOLDER LETTER        |         GLOBAL
--------------------------------------------------------------------------------
                                                       WANT TO RECEIVE
                 [GRAPHIC OMITTED]                     THIS DOCUMENT
                                                       FASTER VIA EMAIL?
           TEMPLETON GROWTH FUND, INC.
                                                       Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                   [LOGO](R)
                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                    Franklin  o  TEMPLETON  o  Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Templeton Growth Fund, Inc. ...............................................    3

Performance Summary .......................................................    7

Your Fund's Expenses ......................................................   10

Financial Highlights and Statement of Investments .........................   12

Financial Statements ......................................................   21

Notes to Financial Statements .............................................   25

Shareholder Information ...................................................   34

--------------------------------------------------------------------------------
Semiannual Report

Templeton Growth Fund, Inc.

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Growth Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Templeton Growth Fund covers the period ended February 28, 2007.

PERFORMANCE OVERVIEW

Templeton Growth Fund - Class A posted a +9.85% cumulative total return for the six months under review. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Index, which posted a +10.58% total return for the same period. 1 In line with our long-term investment strategy, we are pleased with our long-term results. For the 10-year period ended February 28, 2007, Templeton Growth Fund - Class A delivered a +169.86% cumulative total return, compared with the MSCI World Index's +114.01% cumulative total return for the same period. 1 Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research. You can find more performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

The global economy remained solid during the six months under review, despite earlier concerns of a U.S.-led global slowdown. Gross domestic product growth accelerated in Europe underpinned by strong exports and internal demand, while it slowed in the U.S. mainly due to cooler activity in the housing and auto sectors.

1. Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                                                          Semiannual Report  | 3

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 2/28/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL]

North America                                         42.1%
Europe                                                40.8%
Asia                                                  10.8%
Latin America                                          0.6%
Middle East & Africa                                   0.5%
Short-Term Investments & Other Net Assets              5.2%

The economic drivers remained consistent with those of the past four years: strong corporate and consumer demand, reasonably low inflation, improving labor markets and a relatively moderate, though higher, interest rate environment. Overall, global liquidity -- petrodollars, corporate cash, private equity, household savings and central banks' reserves -- remained abundant and continued to search for a home. Largely as a result, bond yield spreads over U.S. Treasury securities narrowed, and equity and commodity markets rose. A shift toward greater risk tolerance was concurrent with the U.S. Federal Reserve Board's decisions throughout the period to hold the federal funds target rate at 5.25%, as well as with lower oil prices compared with the $77 per-barrel high reached in July 2006.

Narrowing corporate credit spreads globally indicated greater risk tolerance, while abundant cash supplies in the capital markets contributed to record global merger and acquisition activity in 2006. The total value of deals announced as a result of hostile takeovers, private equity buyouts and broad corporate consolidation was $3.8 trillion. 2 This figure surpassed the $3.4 trillion mark set in 2000. 2 Announced deals from private equity alone reached a record $700 billion, almost double the record set in 2005 and 20 times greater than a decade ago. 3 The heightened merger activity continued in 2007.

With this economic backdrop, the non-U.S. equity markets -- including emerging markets that remained a major magnet for global fund flows -- led global equity markets to end the period with strong total returns. Stock market indexes in the U.S. and most European countries reached six-year highs during the reported period, and many emerging market indexes in Asia, Europe and Latin America neared or reached all-time highs. As the period ended, however, equity prices fell from their highs as uncertainties about the U.S. economy and a decline in China's stock market led many investors to reassess their risk profiles.

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look worldwide, we consider specific companies, rather than sectors or countries, while doing in-depth research to construct a bargain list from which we buy. Before we make a purchase, we look at the company's potential for earnings and growth over a five-year horizon.

2. Source: "Can M&A's `Best of Times' Get Better?," THE WALL STREET JOURNAL, 1/2/07.

3. Sources: Thomson Financial; "TPG tops buy-out league with $101bn," FINANCIAL TIMES, 12/27/06.


4 |  Semiannual Report

MANAGER'S DISCUSSION

All our buy and sell decisions are based on our analysis of the long-term (more than five years) prospects for each company. Our bottom-up investment strategy frequently results in a portfolio that has a very different geographic and industry mix than that of the Fund's benchmark, the MSCI World Index.

By country, the Fund's investments in France and Germany positively impacted performance relative to the index for the six months under review. In France, hotel group Accor performed well as the company delivered strong earnings growth and strengthened its balance sheet through the disposal of non-core assets. In Germany, industrial conglomerate Siemens delivered strong results as it confirmed plans to sell non-core assets including its automotive components division. Conversely, the Fund's Japanese holdings dragged on performance primarily due to its Mitsubishi UFJ Financial Group position.

From an industry perspective, the Fund's exposure to media stocks boosted relative performance. Notable examples include advertising and marketing services company Interpublic Group, media conglomerates News Corp. and Time Warner, and satellite broadcaster The DIRECTV Group. The Fund's cash position and health care sector exposure hampered performance in a rising stock market.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended February 28, 2007, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's substantial investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

The Fund invested in a range of existing and new holdings during the reporting period. One new holding was Japan's Shinsei Bank. Shinsei has a strong balance sheet and is targeting growth in the three key areas of institutional banking, consumer finance and retail banking. In the U.S., the Fund purchased new holding Chico's FAS, a specialty women's clothing retailer. In Europe, the Fund initiated a position in ING Groep, a Dutch banking and insurance conglomerate.

TOP 10 COUNTRIES
Based on Equity Securities
2/28/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
U.S.                                                                       40.2%
--------------------------------------------------------------------------------
U.K                                                                        16.1%
--------------------------------------------------------------------------------
Germany                                                                     6.3%
--------------------------------------------------------------------------------
Japan                                                                       5.9%
--------------------------------------------------------------------------------
Netherlands                                                                 4.4%
--------------------------------------------------------------------------------
France                                                                      4.2%
--------------------------------------------------------------------------------
Switzerland                                                                 3.8%
--------------------------------------------------------------------------------
South Korea                                                                 3.7%
--------------------------------------------------------------------------------
Italy                                                                       2.5%
--------------------------------------------------------------------------------
Finland                                                                     1.8%
--------------------------------------------------------------------------------


                                                          Semiannual Report  | 5

TOP 10 EQUITY HOLDINGS
2/28/07

--------------------------------------------------------------------------------
 COMPANY                                                             % OF TOTAL
 SECTOR/INDUSTRY, COUNTRY                                            NET ASSETS
--------------------------------------------------------------------------------
 Microsoft Corp.                                                            2.3%
   SOFTWARE, U.S.
--------------------------------------------------------------------------------
 News Corp., A                                                              2.3%
   MEDIA, U.S.
--------------------------------------------------------------------------------
 Tyco International Ltd.                                                    2.2%
   INDUSTRIAL CONGLOMERATES, U.S.
--------------------------------------------------------------------------------
 Siemens AG                                                                 2.0%
   INDUSTRIAL CONGLOMERATES, GERMANY
--------------------------------------------------------------------------------
 American International Group Inc.                                          1.9%
   INSURANCE, U.S.
--------------------------------------------------------------------------------
 HSBC Holdings PLC                                                          1.9%
   COMMERCIAL BANKS, U.K.
--------------------------------------------------------------------------------
 Merck & Co. Inc.                                                           1.8%
   PHARMACEUTICALS, U.S.
--------------------------------------------------------------------------------
 Oracle Corp.                                                               1.8%
   SOFTWARE, U.S.
--------------------------------------------------------------------------------
 Royal Bank of Scotland Group PLC                                           1.8%
   COMMERCIAL BANKS, U.K.
--------------------------------------------------------------------------------
 General Electric Co.                                                       1.8%
   INDUSTRIAL CONGLOMERATES, U.S.
--------------------------------------------------------------------------------

The Fund disposed of a number of stocks during the period. The Fund sold its holding in Spanish bank Banco Santander Central Hispano following strong price appreciation. The Fund also completely sold its positions in Nintendo, a Japanese games manufacturer, and Olympus, a Japanese medical equipment and camera exporter.

Thank you for investing in Templeton Growth Fund. We welcome your comments and look forward to serving your future investment needs.

[PHOTO OMITTED]     /s/ Murdo Murchison

                    Murdo Murchison, CFA
                    Portfolio Manager
                    Templeton Growth Fund, Inc.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 28, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 |  Semiannual Report

Performance Summary as of 2/28/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: TEPLX)                        CHANGE      2/28/07      8/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.22      $25.51       $25.29
--------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/06-2/28/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.4880
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.1654
--------------------------------------------------------------------------------
Long-Term Capital Gain              $1.5166
--------------------------------------------------------------------------------
       TOTAL                        $2.1700
--------------------------------------------------------------------------------
CLASS B (SYMBOL: TMGBX)                        CHANGE      2/28/07      8/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.27      $25.02       $24.75
--------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/06-2/28/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.3023
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.1654
--------------------------------------------------------------------------------
Long-Term Capital Gain              $1.5166
--------------------------------------------------------------------------------
       TOTAL                        $1.9843
--------------------------------------------------------------------------------
CLASS C (SYMBOL: TEGTX)                        CHANGE      2/28/07      8/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.24      $24.87       $24.63
--------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/06-2/28/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.3160
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.1654
--------------------------------------------------------------------------------
Long-Term Capital Gain              $1.5166
--------------------------------------------------------------------------------
       TOTAL                        $1.9980
--------------------------------------------------------------------------------
CLASS R (SYMBOL: TEGRX)                        CHANGE      2/28/07      8/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.22      $25.28       $25.06
--------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/06-2/28/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.4393
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.1654
--------------------------------------------------------------------------------
Long-Term Capital Gain              $1.5166
--------------------------------------------------------------------------------
       TOTAL                        $2.1213
--------------------------------------------------------------------------------


                                                          Semiannual Report  | 7

------------------------------------------------------------------------------------------
 ADVISOR CLASS (SYMBOL: TGADX)                     CHANGE      2/28/07       8/31/06
------------------------------------------------------------------------------------------
 Net Asset Value (NAV)                             +$0.20      $25.54        $25.34
------------------------------------------------------------------------------------------
 DISTRIBUTIONS (9/1/06-2/28/07)
------------------------------------------------------------------------------------------
 Dividend Income                    $0.5481
------------------------------------------------------------------------------------------
 Short-Term Capital Gain            $0.1654
------------------------------------------------------------------------------------------
 Long-Term Capital Gain             $1.5166
------------------------------------------------------------------------------------------
        TOTAL                       $2.2301
------------------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------
CLASS A                                6-MONTH      1-YEAR     5-YEAR        10-YEAR
------------------------------------------------------------------------------------------
Cumulative Total Return 1               +9.85%     +16.67%    +84.68%        +169.86%
------------------------------------------------------------------------------------------
Average Annual Total Return 2           +3.54%      +9.98%    +11.72%          +9.78%
------------------------------------------------------------------------------------------
Value of $10,000 Investment 3         $ 10,354    $ 10,998   $ 17,402        $ 25,435
------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                  +9.53%    +11.19%          +9.97%
------------------------------------------------------------------------------------------
Total Annual Operating Expenses 5           1.05%
------------------------------------------------------------------------------------------
CLASS B                                6-MONTH      1-YEAR     5-YEAR   INCEPTION (1/1/99)
------------------------------------------------------------------------------------------
Cumulative Total Return 1               +9.47%     +15.83%    +77.99%        +131.65%
------------------------------------------------------------------------------------------
Average Annual Total Return 2           +5.47%     +11.83%    +11.97%         +10.84%
------------------------------------------------------------------------------------------
Value of $10,000 Investment 3         $ 10,547    $ 11,183   $ 17,599        $ 23,165
------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                 +11.39%    +11.43%         +10.90%
------------------------------------------------------------------------------------------
Total Annual Operating Expenses 5           1.79%
------------------------------------------------------------------------------------------
CLASS C                                6-MONTH      1-YEAR     5-YEAR        10-YEAR
------------------------------------------------------------------------------------------
Cumulative Total Return 1               +9.45%     +15.84%    +77.93%        +150.50%
------------------------------------------------------------------------------------------
Average Annual Total Return 2           +8.45%     +14.84%    +12.22%          +9.62%
------------------------------------------------------------------------------------------
Value of $10,000 Investment 3         $ 10,845    $ 11,484   $ 17,793        $ 25,050
------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                 +14.40%    +11.70%          +9.81%
------------------------------------------------------------------------------------------
Total Annual Operating Expenses 5           1.79%
------------------------------------------------------------------------------------------
CLASS R                                6-MONTH      1-YEAR     5-YEAR   INCEPTION (1/1/02)
------------------------------------------------------------------------------------------
Cumulative Total Return 1               +9.73%     +16.42%    +82.27%         +81.26%
------------------------------------------------------------------------------------------
Average Annual Total Return 2           +9.73%     +16.42%    +12.76%         +12.23%
------------------------------------------------------------------------------------------
Value of $10,000 Investment 3         $ 10,973    $ 11,642   $ 18,227        $ 18,126
------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                 +15.93%    +12.23%         +12.29%
------------------------------------------------------------------------------------------
Total Annual Operating Expenses 5           1.30%
------------------------------------------------------------------------------------------
ADVISOR CLASS                          6-MONTH      1-YEAR     5-YEAR        10-YEAR
------------------------------------------------------------------------------------------
Cumulative Total Return 1              +10.00%     +16.97%    +87.00%        +176.83%
------------------------------------------------------------------------------------------
Average Annual Total Return 2          +10.00%     +16.97%    +13.34%         +10.72%
------------------------------------------------------------------------------------------
Value of $10,000 Investment 3         $ 11,000    $ 11,697   $ 18,700        $ 27,683
------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                 +16.52%    +12.81%         +10.91%
------------------------------------------------------------------------------------------
Total Annual Operating Expenses 5           0.80%
------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 |  Semiannual Report

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report  | 9

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 |  Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 9/1/06      VALUE 2/28/07    PERIOD* 9/1/06-2/28/07
------------------------------------------------------------------------------------------------------
Actual                                           $1,000          $1,098.50              $5.31
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000          $1,019.74              $5.11
------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------
Actual                                           $1,000          $1,094.70              $9.19
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000          $1,016.02              $8.85
------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------
Actual                                           $1,000          $1,094.50              $9.19
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000          $1,016.02              $8.85
------------------------------------------------------------------------------------------------------
CLASS R
------------------------------------------------------------------------------------------------------
Actual                                           $1,000          $1,097.30              $6.60
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000          $1,018.50              $6.36
------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------
Actual                                           $1,000          $1,100.00              $4.01
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000          $1,020.98              $3.86
------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.02%; B: 1.77%; C: 1.77%; R: 1.27%; and Advisor: 0.77%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                         Semiannual Report  | 11

Templeton Growth Fund, Inc.

FINANCIAL HIGHLIGHTS

                                     ---------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED
                                     FEBRUARY 28, 2007                              YEAR ENDED AUGUST 31,
CLASS A                                 (UNAUDITED)         2006            2005            2004            2003          2002
                                     ---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)

Net asset value, beginning of period    $     25.29      $     23.86     $     21.03     $     18.54     $     17.10   $     18.11
                                        ------------------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ...........           0.08             0.43            0.36            0.36            0.34          0.33

 Net realized and unrealized
  gains (losses) ...................           2.31             2.73            3.66            2.58            1.46         (0.88)
                                        ------------------------------------------------------------------------------------------
Total from investment operations ...           2.39             3.16            4.02            2.94            1.80         (0.55)
                                        ------------------------------------------------------------------------------------------
Less distributions from:

 Net investment income .............          (0.49)           (0.41)          (0.41)          (0.45)          (0.36)        (0.40)

 Net realized gains ................          (1.68)           (1.32)          (0.78)             --              --         (0.06)
                                        ------------------------------------------------------------------------------------------
Total distributions ................          (2.17)           (1.73)          (1.19)          (0.45)          (0.36)        (0.46)
                                        ------------------------------------------------------------------------------------------
Redemption fees ....................             -- d             -- d            -- d            -- d            -- d          --
                                        ------------------------------------------------------------------------------------------
Net asset value, end of period .....    $     25.51      $     25.29     $     23.86     $     21.03     $     18.54   $     17.10
                                        ==========================================================================================

Total return c .....................           9.85%           14.52%          19.72%          16.14%          10.90%        (3.01)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..    $27,283,879      $23,966,739     $20,786,173     $15,771,174     $13,021,261   $11,689,389

Ratios to average net assets:

 Expenses ..........................           1.02% e,f        1.05% f         1.06% f         1.10% f         1.13%         1.10%

 Net investment income .............           0.67%            1.82%           1.61%           1.75%           2.05%         1.85%

Portfolio turnover rate ............           6.39%           35.33%          19.95%          24.58%          32.12%        55.63%

a The amount shown for a share outstanding throughout the period may not correlate with the statement of operations for the period due to timing of sales and repurchase of the fund shares in relation to income earned and/or fluctuating market value of the investments of the fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.


12 |  The accompanying notes are an integral part of these financial statements.
   |  Semiannual Report

Templeton Growth Fund, Inc.

                                                 ---------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 28, 2007                       YEAR ENDED AUGUST 31,
CLASS B                                             (UNAUDITED)         2006         2005         2004         2003         2002
                                                 ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........      $  24.75         $  23.37     $  20.64     $  18.24     $  16.85     $  17.87
                                                     -----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b ...............         (0.01)            0.24         0.19         0.21         0.22         0.20

 Net realized and unrealized gains (losses) ...          2.26             2.70         3.59         2.54         1.43        (0.87)
                                                     -----------------------------------------------------------------------------
Total from investment operations ..............          2.25             2.94         3.78         2.75         1.65        (0.67)
                                                     -----------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................         (0.30)           (0.24)       (0.27)       (0.35)       (0.26)       (0.29)

 Net realized gains ...........................         (1.68)           (1.32)       (0.78)          --           --        (0.06)
                                                     -----------------------------------------------------------------------------
Total distributions ...........................         (1.98)           (1.56)       (1.05)       (0.35)       (0.26)       (0.35)
                                                     -----------------------------------------------------------------------------
Redemption fees ...............................            -- d             -- d         -- d         -- d         -- d         --
                                                     -----------------------------------------------------------------------------
Net asset value, end of period ................      $  25.02         $  24.75     $  23.37     $  20.64     $  18.24     $  16.85
                                                     =============================================================================

Total return c ................................          9.47%           13.65%       18.84%       15.27%       10.08%       (3.74)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............      $604,626         $580,530     $557,670     $433,467     $278,340     $166,015

Ratios to average net assets:
 Expenses .....................................          1.77% e,f        1.79% f      1.81% f      1.85% f      1.88%        1.85%

 Net investment income (loss) .................         (0.08)%           1.08%        0.86%        1.00%        1.30%        1.10%

Portfolio turnover rate .......................          6.39%           35.33%       19.95%       24.58%       32.12%       55.63%

a The amount shown for a share outstanding throughout the period may not correlate with the statement of operations for the period due to timing of sales and repurchase of the fund shares in relation to income earned and/or fluctuating market value of the investments of the fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.


                                                         Semiannual Report  |
The accompanying notes are an integral part of these financial statements.  | 13

Templeton Growth Fund, Inc.

                                               -----------------------------------------------------------------------------------
                                               SIX MONTHS ENDED
                                               FEBRUARY 28, 2007                          YEAR ENDED AUGUST 31,
CLASS C                                           (UNAUDITED)         2006          2005          2004          2003       2002
                                               -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)

Net asset value, beginning of period ........      $    24.63      $    23.28   $     20.56   $     18.15   $     16.74   $  17.73
                                                   -------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............           (0.01)           0.25          0.19          0.20          0.21       0.20

 Net realized and unrealized gains (losses) .            2.25            2.67          3.57          2.54          1.44      (0.86)
                                                   -------------------------------------------------------------------------------
Total from investment operations ............            2.24            2.92          3.76          2.74          1.65      (0.66)
                                                   -------------------------------------------------------------------------------
Less distributions from:

 Net investment income ......................           (0.32)          (0.25)        (0.26)        (0.33)        (0.24)     (0.27)

 Net realized gains .........................           (1.68)          (1.32)        (0.78)           --            --      (0.06)
                                                   -------------------------------------------------------------------------------
Total distributions .........................           (2.00)          (1.57)        (1.04)        (0.33)        (0.24)     (0.33)
                                                   -------------------------------------------------------------------------------
Redemption fees .............................              -- d            -- d          -- d          -- d          -- d       --
                                                   -------------------------------------------------------------------------------
Net asset value, end of period ..............      $    24.87      $    24.63    $    23.28    $    20.56    $    18.15   $  16.74
                                                   ===============================================================================

Total return c ..............................            9.45%          13.71%        18.77%        15.30%        10.08%     (3.73)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...........      $2,679,431      $2,362,844    $1,965,909    $1,394,289    $1,064,405   $897,064

Ratios to average net assets:
 Expenses ...................................            1.77% e,f       1.79% f       1.81% f       1.85% f       1.88%      1.84%

 Net investment income (loss) ...............           (0.08)%          1.08%         0.86%         1.00%         1.30%      1.11%

Portfolio turnover rate .....................            6.39%          35.33%        19.95%        24.58%        32.12%     55.63%

a The amount shown for a share outstanding throughout the period may not correlate with the statement of operations for the period due to timing of sales and repurchase of the fund shares in relation to income earned and/or fluctuating market value of the investments of the fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.


14 |  The accompanying notes are an integral part of these financial statements.
   |  Semiannual Report

Templeton Growth Fund, Inc.

                                                -------------------------------------------------------------------------------
                                                SIX MONTHS ENDED
                                                FEBRUARY 28, 2007                      YEAR ENDED AUGUST 31,
CLASS R                                            (UNAUDITED)         2006         2005        2004        2003         2002 g
                                                -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)

Net asset value, beginning of period ...........     $  25.06       $  23.68     $  20.90     $ 18.44     $ 17.07     $  18.06
                                                     -------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b .......................         0.05           0.45         0.32        0.33        0.32         0.32

 Net realized and unrealized gains (losses) ....         2.29           2.62         3.62        2.56        1.42        (1.31)
                                                     -------------------------------------------------------------------------
Total from investment operations ...............         2.34           3.07         3.94        2.89        1.74        (0.99)
                                                     -------------------------------------------------------------------------
Less distributions from:

 Net investment income .........................        (0.44)         (0.37)       (0.38)      (0.43)      (0.37)          --

 Net realized gains ............................        (1.68)         (1.32)       (0.78)         --          --           --
                                                     -------------------------------------------------------------------------
Total distributions ............................        (2.12)         (1.69)       (1.16)      (0.43)      (0.37)          --
                                                     -------------------------------------------------------------------------
Redemption fees ................................           -- d           -- d         -- d        -- d        -- d         --
                                                     -------------------------------------------------------------------------
Net asset value, end of period .................     $  25.28       $  25.06     $  23.68     $ 20.90     $ 18.44     $  17.07
                                                     =========================================================================

Total return c .................................         9.73%         14.22%       19.44%      15.85%      10.58%       (5.48)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..............     $457,186       $403,334     $123,139     $57,951     $28,584     $  5,394

Ratios to average net assets:
 Expenses ......................................         1.27% e,f      1.30% f      1.31% f     1.35% f     1.39%        1.35% e

 Net investment income .........................         0.42%          1.57%        1.36%       1.50%       1.79%        1.60% e

Portfolio turnover rate ........................         6.39%         35.33%       19.95%      24.58%      32.12%       55.63%

a The amount shown for a share outstanding throughout the period may not correlate with the statement of operations for the period due to timing of sales and repurchase of the fund shares in relation to income earned and/or fluctuating market value of the investments of the fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

g     For the period January 2, 2002 (effective date) to August 31, 2002.


                                                         Semiannual Report  |
The accompanying notes are an integral part of these financial statements.  | 15

Templeton Growth Fund, Inc.

                                            ------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                            FEBRUARY 28, 2007                         YEAR ENDED AUGUST 31,
ADVISOR CLASS                                  (UNAUDITED)          2006           2005         2004         2003        2002
                                            ------------------------------------------------------------------------------------
SIX MONTHS ENDED
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)

Net asset value, beginning of period ........   $    25.34       $    23.90     $    21.07     $  18.57     $  17.13     $ 18.15
                                                --------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ....................         0.12             0.51           0.45         0.48         0.38        0.37

 Net realized and unrealized gains (losses) .         2.31             2.72           3.63         2.52         1.46       (0.88)
                                                --------------------------------------------------------------------------------
Total from investment operations ............         2.43             3.23           4.08         3.00         1.84       (0.51)
                                                --------------------------------------------------------------------------------
Less distributions from:

 Net investment income ......................        (0.55)           (0.47)         (0.47)       (0.50)       (0.40)      (0.45)

 Net realized gains .........................        (1.68)           (1.32)         (0.78)          --           --       (0.06)
                                                --------------------------------------------------------------------------------
Total distributions .........................        (2.23)           (1.79)         (1.25)       (0.50)       (0.40)      (0.51)
                                                --------------------------------------------------------------------------------
Redemption fees .............................           -- d             -- d           -- d         -- d         -- d        --
                                                --------------------------------------------------------------------------------
Net asset value, end of period ..............   $    25.54       $    25.34     $    23.90     $  21.07     $  18.57     $ 17.13
                                                ================================================================================

Total return c ..............................        10.00%           14.83%         19.97%       16.43%       11.19%      (2.80)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...........   $5,335,652       $3,972,615     $2,549,202     $911,764     $137,776     $98,999

Ratios to average net assets:
 Expenses ...................................         0.77% e,f        0.80% f        0.81% f      0.85% f      0.88%       0.85%

 Net investment income ......................         0.92%            2.07%          1.86%        2.00%        2.30%       2.10%

Portfolio turnover rate .....................         6.39%           35.33%         19.95%       24.58%       32.12%      55.63%

a The amount shown for a share outstanding throughout the period may not correlate with the statement of operations for the period due to timing of sales and repurchase of the fund shares in relation to income earned and/or fluctuating market value of the investments of the fund.

b     Based on average daily shares outstanding.

c     Total return is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.


16 |  The accompanying notes are an integral part of these financial statements.
   |  Semiannual Report

Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                     INDUSTRY                          SHARES         VALUE
-------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 94.8%
    BERMUDA 1.3%
    ACE Ltd. ..................................                     Insurance                        3,700,000   $  207,792,000
    XL Capital Ltd., A ........................                     Insurance                        4,000,000      284,000,000
                                                                                                                 --------------
                                                                                                                    491,792,000
                                                                                                                 --------------
    CANADA 0.6%
    BCE Inc. ..................................       Diversified Telecommunication Services         8,000,000      210,067,143
                                                                                                                 --------------
    FINLAND 1.8%
    Stora Enso OYJ, R .........................              Paper & Forest Products                19,000,000      313,565,005
    UPM-Kymmene OYJ ...........................              Paper & Forest Products                13,000,000      338,935,541
                                                                                                                 --------------
                                                                                                                    652,500,546
                                                                                                                 --------------
    FRANCE 4.2%
    Accor SA ..................................           Hotels, Restaurants & Leisure              3,924,822      346,026,767
    France Telecom SA .........................       Diversified Telecommunication Services        12,000,000      325,049,070
    Peugeot SA ................................                    Automobiles                       6,000,000      404,582,899
    Sanofi-Aventis ............................                  Pharmaceuticals                     5,500,000      467,052,324
                                                                                                                 --------------
                                                                                                                  1,542,711,060
                                                                                                                 --------------
    GERMANY 6.3%
    Bayerische Motoren Werke AG ...............                    Automobiles                      10,000,000      577,979,814
    Deutsche Post AG ..........................              Air Freight & Logistics                12,500,000      401,212,499
  a Infineon Technologies AG ..................      Semiconductors & Semiconductor Equipment       15,000,000      230,095,759
    Muenchener Rueckversicherungs-
     Gesellschaft AG ..........................                     Insurance                        2,100,000      336,462,187
    Siemens AG ................................              Industrial Conglomerates                7,000,000      737,785,133
                                                                                                                 --------------
                                                                                                                  2,283,535,392
                                                                                                                 --------------
    HONG KONG 1.2%
    Cheung Kong (Holdings) Ltd. ...............                    Real Estate                      14,000,800      171,708,970
    Hong Kong Electric Holdings Ltd. ..........                 Electric Utilities                  30,000,000      151,895,569
    Swire Pacific Ltd., A .....................                    Real Estate                       9,190,000      103,978,702
                                                                                                                 --------------
                                                                                                                    427,583,241
                                                                                                                 --------------
    ITALY 2.5%
    Eni SpA ...................................            Oil, Gas & Consumable Fuels               9,000,000      275,667,181
    Intesa Sanpaolo SpA .......................                  Commercial Banks                      986,250        7,162,839
    Mediaset SpA ..............................                       Media                         13,000,000      150,631,388
    UniCredito Italiano SpA ...................                  Commercial Banks                   50,000,000      461,806,292
                                                                                                                 --------------
                                                                                                                    895,267,700
                                                                                                                 --------------
    JAPAN 5.9%
    FUJIFILM Holdings Corp. ...................            Leisure Equipment & Products              8,000,000      342,724,804
    Hitachi Ltd. ..............................         Electronic Equipment & Instruments          24,000,000      167,559,245
  a Konica Minolta Holdings Ltd. ..............                 Office Electronics                  20,000,000      256,639,371
    Mitsubishi UFJ Financial Group Inc. .......                  Commercial Banks                       41,000      502,782,545
    Nomura Holdings Inc. ......................                  Capital Markets                     7,000,067      151,600,523


                                                         Semiannual Report  | 17

Templeton Growth Fund, Inc.

-------------------------------------------------------------------------------------------------------------------------------
                                                                     INDUSTRY                          SHARES         VALUE
-------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    JAPAN (CONTINUED)
    Shinsei Bank Ltd. .........................                  Commercial Banks                   60,000,000   $  321,774,290
    Sony Corp. ................................                 Household Durables                   1,500,000       77,772,015
    Takeda Pharmaceutical Co. Ltd. ............                  Pharmaceuticals                     4,700,000      323,387,615
                                                                                                                 --------------
                                                                                                                  2,144,240,408
                                                                                                                 --------------
    MEXICO 0.6%
    Telefonos de Mexico SA de CV, L, ADR ......       Diversified Telecommunication Services         7,000,000      203,280,000
                                                                                                                 --------------
    NETHERLANDS 4.4%
    ING Groep NV ..............................           Diversified Financial Services            11,000,000      469,293,646
    Koninklijke Philips Electronics NV ........                 Household Durables                  12,000,000      440,386,985
    Reed Elsevier NV ..........................                       Media                         30,000,000      530,351,232
    Unilever NV ...............................                   Food Products                      7,000,000      181,155,846
                                                                                                                 --------------
                                                                                                                  1,621,187,709
                                                                                                                 --------------
    SOUTH AFRICA 0.5%
  b Sappi Ltd. ................................              Paper & Forest Products                14,000,000      198,700,989
                                                                                                                 --------------
    SOUTH KOREA 3.7%
    Kookmin Bank ..............................                  Commercial Banks                    4,700,000      422,116,832
  a KT Corp., ADR .............................       Diversified Telecommunication Services        13,140,600      295,400,688
    Samsung Electronics Co. Ltd. ..............      Semiconductors & Semiconductor Equipment          700,000      422,760,137
    SK Telecom Co. Ltd. .......................        Wireless Telecommunication Services             300,000       62,343,780
    SK Telecom Co. Ltd., ADR ..................        Wireless Telecommunication Services           7,000,000      159,600,000
                                                                                                                 --------------
                                                                                                                  1,362,221,437
                                                                                                                 --------------
    SPAIN 0.9%
    Repsol YPF SA .............................            Oil, Gas & Consumable Fuels              10,000,000      316,533,494
                                                                                                                 --------------
    SWEDEN 0.8%
    Svenska Cellulosa AB, B ...................              Paper & Forest Products                 5,859,549      303,025,561
                                                                                                                 --------------
    SWITZERLAND 3.8%
    Nestle SA .................................                   Food Products                      1,300,000      483,660,352
    Novartis AG ...............................                  Pharmaceuticals                     4,000,000      222,024,664
    Swiss Reinsurance Co. .....................                     Insurance                        4,200,000      357,295,733
    UBS AG ....................................                  Capital Markets                     5,400,000      318,891,201
                                                                                                                 --------------
                                                                                                                  1,381,871,950
                                                                                                                 --------------
    UNITED KINGDOM 16.1%
    Aviva PLC .................................                     Insurance                       25,370,598      406,313,102
    BAE Systems PLC ...........................                Aerospace & Defense                  16,000,000      136,964,934
    BP PLC ....................................            Oil, Gas & Consumable Fuels              55,000,000      563,936,297
    British Sky Broadcasting Group PLC ........                       Media                         27,331,095      298,478,803
    Compass Group PLC .........................           Hotels, Restaurants & Leisure             68,389,574      405,760,230
    GlaxoSmithKline PLC .......................                  Pharmaceuticals                    22,000,000      617,389,538
    HSBC Holdings PLC .........................                  Commercial Banks                   39,999,897      698,671,304
    National Grid PLC .........................                  Multi-Utilities                    17,000,000      254,976,147
    Pearson PLC ...............................                       Media                         22,000,000      340,415,014

18 |  Semiannual Report

Templeton Growth Fund, Inc.

--------------------------------------------------------------------------------------------------------------------------------
                                                                     INDUSTRY                         SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    UNITED KINGDOM (CONTINUED)
    Rentokil Initial PLC .......................          Commercial Services & Supplies             4,588,006   $    13,347,688
  a Rolls-Royce Group PLC ......................                Aerospace & Defense                 16,000,000       153,818,922
    Royal Bank of Scotland Group PLC ...........                 Commercial Banks                   16,520,000       649,639,205
    Royal Dutch Shell PLC, B ...................            Oil, Gas & Consumable Fuels             18,000,000       581,075,016
a,c Standard Life Assurance Co., 144A ..........                     Insurance                      27,035,210       159,770,616
    Vodafone Group PLC .........................        Wireless Telecommunication Services        203,121,749       562,818,746
                                                                                                                 ---------------
                                                                                                                   5,843,375,562
                                                                                                                 ---------------
    UNITED STATES 40.2%
    Abbott Laboratories ........................                  Pharmaceuticals                    4,567,650       249,485,043
    Accenture Ltd., A ..........................                    IT Services                     11,000,000       392,700,000
    American International Group Inc. ..........                     Insurance                      10,500,000       704,550,000
    American Standard Cos. Inc. ................                 Building Products                   4,460,400       236,356,596
    The Bank of New York Co. Inc. ..............                  Capital Markets                    8,789,600       357,033,552
  a Boston Scientific Corp. ....................         Health Care Equipment & Supplies           30,200,000       492,562,000
    Bristol-Myers Squibb Co. ...................                  Pharmaceuticals                   13,000,000       343,070,000
  a Cadence Design Systems Inc. ................                     Software                       10,000,000       199,400,000
a,b Chico's FAS Inc. ...........................                 Specialty Retail                   12,500,000       280,375,000
  a Comcast Corp., A ...........................                       Media                        15,000,000       381,750,000
  a The DIRECTV Group Inc. .....................                       Media                         9,897,000       223,276,320
    DTE Energy Co. .............................                  Multi-Utilities                    4,029,600       186,570,480
  b Eastman Kodak Co. ..........................           Leisure Equipment & Products             17,000,000       405,960,000
    El Paso Corp. ..............................            Oil, Gas & Consumable Fuels             28,000,000       402,640,000
    Electronic Data Systems Corp. ..............                    IT Services                     14,000,000       392,280,000
  a Expedia Inc. ...............................             Internet & Catalog Retail              10,000,000       212,600,000
    Florida East Coast Industries Inc. .........                    Road & Rail                        470,546        28,632,724
    General Electric Co. .......................             Industrial Conglomerates               18,500,000       646,020,000
    H&R Block Inc. .............................           Diversified Consumer Services            13,000,000       283,140,000
    Harley-Davidson Inc. .......................                    Automobiles                      3,500,000       230,650,000
    International Paper Co. ....................              Paper & Forest Products               10,000,000       360,100,000
a,b Interpublic Group of Cos. Inc. .............                       Media                        33,000,000       415,470,000
    Merck & Co. Inc. ...........................                  Pharmaceuticals                   15,000,000       662,400,000
    Microsoft Corp. ............................                     Software                       30,000,000       845,100,000
    News Corp., A ..............................                       Media                        36,500,000       822,345,000
  a Oracle Corp. ...............................                     Software                       40,000,000       657,200,000
    Pfizer Inc. ................................                  Pharmaceuticals                   22,000,000       549,120,000
    Raytheon Co. ...............................                Aerospace & Defense                  6,332,400       339,100,020
    Seagate Technology .........................              Computers & Peripherals               20,000,000       538,000,000
    The St. Joe Co. ............................                    Real Estate                      1,415,700        78,769,548
a,b Tenet Healthcare Corp. .....................         Health Care Providers & Services           35,000,000       239,050,000
    Time Warner Inc. ...........................                       Media                        26,240,700       533,998,245
    Torchmark Corp. ............................                     Insurance                       2,817,000       180,062,640
    Tyco International Ltd. ....................             Industrial Conglomerates               26,000,000       801,580,000
  a Viacom Inc., B .............................                       Media                        15,000,000       585,600,000
  b Willis Group Holdings Ltd. .................                     Insurance                       9,000,000       357,300,000
                                                                                                                 ---------------
                                                                                                                  14,614,247,168
                                                                                                                 ---------------
    TOTAL COMMON STOCKS
      (COST $26,710,036,007) ...................                                                                  34,492,141,360
                                                                                                                 ---------------


                                                         Semiannual Report  | 19

Templeton Growth Fund, Inc.

------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT d        VALUE
------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 5.6%
  GOVERNMENT AND AGENCY SECURITIES 4.5%
  UNITED STATES 4.5%
e Federal Farm Credit Bank
  8/13/07 - 8/20/07 ............................................................       144,500,000      $    141,111,638
e Federal National Mortgage Association,
  4/11/07 - 8/09/07 ............................................................       751,025,000           742,232,087
e Federal Home Loan Bank,
  3/01/07 - 7/03/07 ............................................................       260,500,000           259,014,461
e Federal Home Loan Mortgage Corp.,
  3/09/07 - 7/16/07 ............................................................       496,560,000           492,554,003
                                                                                                        ----------------
  TOTAL GOVERNMENT AND AGENCY SECURITIES
    (COST $1,634,726,398) ......................................................                           1,634,912,189
                                                                                                        ----------------
  TIME DEPOSITS 1.1%
  IRELAND 0.7%
  Bank of Scotland, Time Deposits,
    3.58% - 3.72%, 3/01/07 - 4/10/07 ...........................................       200,000,000 EUR       264,214,996
                                                                                                        ----------------
  UNITED KINGDOM 0.4%
  Barclays Bank PLC, Time Deposit,
    3.57%, 3/01/07 .............................................................        49,595,000 EUR        65,400,926
  Royal Bank of Scotland PLC,
    Time Deposit, 3.56%, 3/01/07 ...............................................        50,000,000 EUR        65,934,999
                                                                                                        ----------------
                                                                                                             131,335,925
                                                                                                        ----------------
  TOTAL TIME DEPOSITS
    (COST $393,498,416) ........................................................                             395,550,921
                                                                                                        ----------------
  TOTAL SHORT TERM INVESTMENTS
    (COST $2,028,224,814) ......................................................                           2,030,463,110
                                                                                                        ----------------
  TOTAL INVESTMENTS
    (COST $28,738,260,821)100.4% ...............................................                          36,522,604,470
  OTHER ASSETS, LESS LIABILITIES
      (0.4)%                                                                                                (161,830,678)
                                                                                                        ----------------
  NET ASSETS 100.0% ............................................................                        $ 36,360,773,792
                                                                                                        ================

CURRENCY ABBREVIATION

EUR - Euro

SELECTED PORTFOLIO ABBREVIATION

ADR - American Depository Receipt

a     Non-income producing for the twelve months ended February 28, 2007.

b     See Note 8 regarding holdings of 5% voting securities.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At February 28, 2007, the aggregate value of this security was $159,770,616, representing 0.44% of net assets.

d     The principal amount is stated in U.S. dollars unless otherwise indicated.

e     The security is traded on a discount basis with no stated coupon rate.


20 |  The accompanying notes are an integral part of these financial statements.
   |  Semiannual Report

Templeton Growth Fund, Inc.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2007 (unaudited)

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ...........................................   $26,829,775,179
  Cost - Non-controlled affiliated issuers (Note 8) .....................     1,908,485,642
                                                                            ---------------
  Total cost of investments .............................................   $28,738,260,821
                                                                            ===============
  Value - Unaffiliated issuers ..........................................   $34,625,748,481
  Value - Non-controlled affiliated issuers (Note 8) ....................     1,896,855,989
                                                                            ===============
  Total value of investments ............................................    36,522,604,470
 Cash ...................................................................         1,571,639
 Foreign currency, at value (cost $14,118) ..............................            16,587
 Receivables:
  Investment securities sold ............................................        50,488,954
  Capital shares sold ...................................................       133,927,092
  Dividends and interest ................................................        70,415,356
                                                                            ---------------
     Total assets .......................................................    36,779,024,098
                                                                            ---------------
Liabilities:
 Payables:
  Investment securities purchased .......................................       332,999,509
  Capital shares redeemed ...............................................        50,686,327
  Affiliates ............................................................        31,884,465
 Accrued expenses and other liabilities .................................         2,680,005
                                                                            ---------------
     Total liabilities ..................................................       418,250,306
                                                                            ---------------
        Net assets, at value ............................................   $36,360,773,792
                                                                            ===============
Net assets consist of:
 Paid-in capital ........................................................   $28,015,917,498
 Undistributed net investment income ....................................        13,558,209
 Net unrealized appreciation (depreciation) .............................     7,784,585,060
 Accumulated net realized gain (loss) ...................................       546,713,025
                                                                            ---------------
        Net assets, at value ............................................   $36,360,773,792
                                                                            ===============


                                                         Semiannual Report  |
 The accompanying notes are an integral part of thesefinancial statements.  | 21

Templeton Growth Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
February 28, 2007 (unaudited)

CLASS A:
 Net assets, at value ...................................................   $27,283,879,207
                                                                            ===============
 Shares outstanding .....................................................     1,069,485,148
                                                                            ===============
 Net asset value per share a ............................................   $         25.51
                                                                            ===============
 Maximum offering price per share (net asset value per share / 94.25%) ..   $         27.07
                                                                            ===============
CLASS B:
 Net assets, at value ...................................................   $   604,625,826
                                                                            ===============
 Shares outstanding .....................................................        24,166,899
                                                                            ===============
 Net asset value and maximum offering price per share a .................   $         25.02
                                                                            ===============
CLASS C:
 Net assets, at value ...................................................   $ 2,679,431,030
                                                                            ===============
 Shares outstanding .....................................................       107,739,316
                                                                            ===============
 Net asset value and maximum offering price per share a .................   $         24.87
                                                                            ===============
CLASS R:
 Net assets, at value ...................................................   $   457,185,753
                                                                            ===============
 Shares outstanding .....................................................        18,083,578
                                                                            ===============
 Net asset value and maximum offering price per share a .................   $         25.28
                                                                            ===============
ADVISOR CLASS:
 Net assets, at value ...................................................   $ 5,335,651,976
                                                                            ===============
 Shares outstanding .....................................................       208,894,700
                                                                            ===============
 Net asset value and maximum offering price per share a .................   $         25.54
                                                                            ===============


a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


22 |  The accompanying notes are an integral part of these financial statements.
   |  Semiannual Report

Templeton Growth Fund, Inc.

STATEMENT OF OPERATIONS
for the six months ended February 28, 2007 (unaudited)

Investment income:
 Dividends (net of foreign taxes of $8,693,346)
  Unaffiliated issuers ..................................................   $   220,782,189
  Non-controlled affiliated issuers (Note 8) ............................        12,701,797
 Interest ...............................................................        53,629,756
                                                                            ---------------
        Total investment income .........................................       287,113,742
                                                                            ---------------
Expenses:
 Management fees (Note 3a) ..............................................        96,316,951
 Administrative fees (Note 3b) ..........................................        13,074,442
 Distribution fees (Note 3c)
  Class A ...............................................................        32,398,062
  Class B ...............................................................         2,998,569
  Class C ...............................................................        12,706,890
  Class R ...............................................................         1,094,393
 Transfer agent fees (Note 3e) ..........................................        16,771,026
 Custodian fees (Note 4) ................................................         2,805,454
 Reports to shareholders ................................................           608,473
 Registration and filing fees ...........................................           423,673
 Professional fees ......................................................           187,829
 Directors' fees and expenses ...........................................           162,667
 Other ..................................................................           547,422
                                                                            ---------------
        Total expenses ..................................................       180,095,851
        Expense reductions (Note 4) .....................................           (51,663)
                                                                            ---------------
           Net expenses .................................................       180,044,188
                                                                            ---------------
              Net investment income .....................................       107,069,554
                                                                            ---------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...........................................................       702,652,022
  Foreign currency transactions .........................................        (2,065,574)
                                                                            ---------------
           Net realized gain (loss) .....................................       700,586,448
                                                                            ---------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ...........................................................     2,295,326,939
  Translation of assets and liabilities denominated in foreign currencies          (352,199)
                                                                            ---------------
           Net change in unrealized appreciation (depreciation) .........     2,294,974,740
                                                                            ---------------
Net realized and unrealized gain (loss) .................................     2,995,561,188
                                                                            ---------------
Net increase (decrease) in net assets resulting from operations .........   $ 3,102,630,742
                                                                            ===============


                                                         Semiannual Report  |
The accompanying notes are an integral part of these financial statements.  | 23

Templeton Growth Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                -------------------------------------
                                                                                SIX MONTHS ENDED
                                                                                FEBRUARY 28, 2007       YEAR ENDED
                                                                                   (UNAUDITED)       AUGUST 31, 2006
                                                                                -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .....................................................   $     107,069,554    $    505,912,432
  Net realized gain (loss) from investments and foreign currency transactions         700,586,448       2,649,960,528
  Net change in unrealized appreciation (depreciation) on investments and
    translation of assets and liabilities denominated in foreign currencies .       2,294,974,740         690,301,692
                                                                                -------------------------------------
        Net increase (decrease) in net assets resulting from operations .....       3,102,630,742       3,846,174,652
                                                                                -------------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A .................................................................        (472,699,119)       (364,079,156)
    Class B .................................................................          (7,025,459)         (5,612,051)
    Class C .................................................................         (30,738,373)        (21,758,466)
    Class R .................................................................          (7,235,470)         (2,142,953)
    Advisor Class ...........................................................         (91,885,469)        (53,652,474)
 Net realized gains:
    Class A .................................................................      (1,615,535,935)     (1,182,938,830)
    Class B .................................................................         (39,138,180)        (31,607,148)
    Class C .................................................................        (163,775,141)       (115,554,681)
    Class R .................................................................         (27,527,557)         (7,764,923)
    Advisor Class ...........................................................        (277,255,005)       (155,086,029)
                                                                                -------------------------------------
 Total distributions to shareholders ........................................      (2,732,815,708)     (1,940,196,711)
                                                                                -------------------------------------
 Capital share transactions: (Note 2)
    Class A .................................................................       3,031,809,533       1,718,287,310
    Class B .................................................................          15,961,241         (12,139,236)
    Class C .................................................................         286,613,088         258,131,779
    Class R .................................................................          48,916,830         256,489,441
    Advisor Class ...........................................................       1,321,554,097       1,177,148,034
                                                                                -------------------------------------
 Total capital share transactions ...........................................       4,704,854,789       3,397,917,328
                                                                                -------------------------------------
 Redemption fees ............................................................              43,525              72,565
                                                                                -------------------------------------
          Net increase (decrease) in net assets .............................       5,074,713,348       5,303,967,834
Net assets:
 Beginning of period ........................................................      31,286,060,444      25,982,092,610
                                                                                -------------------------------------
 End of period ..............................................................   $  36,360,773,792    $ 31,286,060,444
                                                                                =====================================
Undistributed net investment income included in net assets:
 End of period ..............................................................   $      13,558,209    $    516,072,545
                                                                                =====================================


24 |  The accompanying notes are an integral part of these financial statements.
   |  Semiannual Report

Templeton Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Growth Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company. The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Short term investments are valued at cost.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into


                                                         Semiannual Report  | 25

Templeton Growth Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchanges traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Directors.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


26 |  Semiannual Report

Templeton Growth Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting year. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date (30 days or less prior to June 1, 2004). The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.


                                                         Semiannual Report  | 27

Templeton Growth Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

At February 28, 2007, there were 2.4 billion shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                 ------------------------------------------------------------------
                                       SIX MONTHS ENDED                       YEAR ENDED
                                       FEBRUARY 28, 2007                   AUGUST 31, 2006
                                 ------------------------------------------------------------------
                                    SHARES           AMOUNT            SHARES           AMOUNT
                                 ------------------------------------------------------------------
CLASS A SHARES:
 Shares sold .................    125,869,651    $ 3,212,707,874     167,053,079    $ 3,980,663,447
 Shares issued in reinvestment
  of distributions ...........     73,223,557      1,796,573,218      60,045,373      1,335,844,057
 Shares redeemed .............    (77,267,110)    (1,977,471,559)   (150,700,688)    (3,598,220,194)
                                 ------------------------------------------------------------------
 Net increase (decrease) .....    121,826,098    $ 3,031,809,533      76,397,764    $ 1,718,287,310
                                 ==================================================================
CLASS B SHARES:
 Shares sold .................        374,814    $     9,315,043         816,520    $    18,928,014
 Shares issued in reinvestment
  of distributions ...........      1,750,120         42,085,775       1,566,113         34,247,769
 Shares redeemed .............     (1,412,320)       (35,439,577)     (2,785,983)       (65,315,019)
                                 ------------------------------------------------------------------
 Net increase (decrease) .....        712,614    $    15,961,241        (403,350)   $   (12,139,236)
                                 ==================================================================
CLASS C SHARES
 Shares sold .................     10,333,948    $   257,077,805      17,760,744    $   413,194,076
 Shares issued in reinvestment
  of distributions ...........      7,017,610        167,784,693       5,487,434        119,416,647
 Shares redeemed .............     (5,552,142)      (138,249,410)    (11,747,282)      (274,478,944)
                                 ------------------------------------------------------------------
 Net increase (decrease) .....     11,799,416    $   286,613,088      11,500,896    $   258,131,779
                                 ==================================================================
CLASS R SHARES:
 Shares sold .................      3,515,765    $    89,097,025      13,612,470    $   322,598,597
 Shares issued in reinvestment
  of distributions ...........      1,416,323         34,427,697         439,664          9,713,652
 Shares redeemed .............     (2,942,119)       (74,607,892)     (3,159,483)       (75,822,808)
                                 ------------------------------------------------------------------
 Net increase (decrease) .....      1,989,969    $    48,916,830      10,892,651    $   256,489,441
                                 ==================================================================


28 |  Semiannual Report

Templeton Growth Fund, Inc.

2. CAPITAL STOCK (CONTINUED)

                                  -----------------------------------------------------------------
                                        SIX MONTHS ENDED                      YEAR ENDED
                                        FEBRUARY 28, 2007                  AUGUST 31, 2006
                                  -----------------------------------------------------------------
                                     SHARES           AMOUNT            SHARES           AMOUNT
                                  -----------------------------------------------------------------
ADVISOR CLASS SHARES:
 Shares sold .................     40,015,324    $ 1,025,726,400      49,901,992    $ 1,183,707,689
 Shares issued in reinvestment
  of distributions ...........     14,307,566        351,653,615       8,810,789        196,212,142
 Shares redeemed .............     (2,182,555)       (55,825,918)     (8,600,538)      (202,771,797)
                                  -----------------------------------------------------------------
 Net increase (decrease) .....     52,140,335    $ 1,321,554,097      50,112,243    $ 1,177,148,034
                                  =================================================================


3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:

-----------------------------------------------------------------------------------------
SUBSIDIARY                                                         AFFILIATION
-----------------------------------------------------------------------------------------
Templeton Global Advisors, Limited (TGAL)                          Investment manager
Franklin Templeton Services, LLC (FT Services)                     Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)               Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)      Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

------------------------------------------------------------------------------
ANNUALIZED FEE RATE         NET ASSETS
------------------------------------------------------------------------------
      0.630%                Up to and including $1 billion
      0.615%                Over $1 billion, up to and including $5 billion
      0.600%                Over $5 billion, up to and including $10 billion
      0.580%                Over $10 billion, up to and including $ 15 billion
      0.560%                Over $15 billion, up to and including $ 20 billion
      0.540%                Over $20 billion, up to and including $ 25 billion
      0.530%                Over $25 billion, up to and including $ 30 billion
      0.520%                Over $30 billion, up to and including $ 35 billion
      0.510%                In excess of $35 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

------------------------------------------------------------------------------
ANNUALIZED FEE RATE         NET ASSETS
------------------------------------------------------------------------------
      0.150%                Up to and including $200 million
      0.135%                Over $200 million, up to and including $700 million
      0.100%                Over $700 million, up to and including $1.2 billion
      0.075%                In excess of $1.2 billion


                                                         Semiannual Report  | 29

Templeton Growth Fund, Inc.

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Fund's Board of Directors has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ................................................................   0.25%
Class B ................................................................   1.00%
Class C ................................................................   1.00%
Class R ................................................................   0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to
 unaffiliated broker/dealers ....................................   $  5,327,845
Contingent deferred sales charges retained ......................   $    297,743

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $16,771,026, of which $10,449,435 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 28, 2007, the custodian fees were reduced as noted in the Statement of Operations.


30 |  Semiannual Report

Templeton Growth Fund, Inc.

5. INCOME TAXES

At February 28, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:


Cost of investments ........................................   $ 28,754,535,003
                                                               ================
Unrealized appreciation ....................................   $  8,082,266,114
Unrealized depreciation ....................................       (314,196,647)
                                                               ----------------
Net unrealized appreciation (depreciation) .................   $  7,768,069,467
                                                               ================

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2007, aggregated $4,804,118,811 and $2,010,120,219, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.


                                                         Semiannual Report  | 31

Templeton Growth Fund, Inc.

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the period ended February 28, 2007 were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                              NUMBER OF                                NUMBER OF
                             SHARES HELD                              SHARES HELD       VALUE
                             AT BEGINNING     GROSS        GROSS        AT END        AT END OF       INVESTMENT    REALIZED CAPITAL
NAME OF ISSUER                 OF YEAR      ADDITIONS    REDUCTIONS    OF PERIOD        PERIOD          INCOME        GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Chico's FAS, Inc. ........             --   12,500,000           --    12,500,000  $   280,375,000   $          --        $  --
Eastman Kodak Co. ........     17,000,000           --           --    17,000,000      405,960,000       4,250,000           --
Interpublic Group of
 Cos. Inc. ...............     33,000,000           --           --    33,000,000      415,470,000              --           --
Sappi Ltd. ...............     14,000,000           --           --    14,000,000      198,700,989       4,221,797           --
Tenet Healthcare Corp. ...     35,000,000           --           --    35,000,000      239,050,000              --           --
Willis Group Holdings Ltd.      9,000,000           --           --     9,000,000      357,300,000       4,230,000           --
                                                                                   -------------------------------------------------

                             TOTAL AFFILIATED SECURITIES (5.22% of Net Assets)     $ 1,896,855,989   $  12,701,797        $  --
                                                                                   =================================================

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.


32 |  Semiannual Report

Templeton Growth Fund, Inc.

9. REGULATORY AND LITIGATION MATTERS (CONTINUED)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

10. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, the FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                         Semiannual Report  | 33

Templeton Growth Fund, Inc.

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


34 |  Semiannual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund 1
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama                         Michigan 7
Arizona                         Minnesota 7
California 8                    Missouri
Colorado                        New Jersey
Connecticut                     New York 8
Florida 8                       North Carolina
Georgia                         Ohio 7
Kentucky                        Oregon
Louisiana                       Pennsylvania
Maryland                        Tennessee
Massachusetts 7                 Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


01/07                                          Not part of the semiannual report

    [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
   INVESTMENTS                  San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON GROWTH FUND, INC.

INVESTMENT MANAGER

Templeton Global Advisors Limited

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

101 S2007 04/07




















ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)   N/A

(d)   N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)  (1)   The Registrant has an audit committee financial expert serving on its audit committee.

     (2)   The audit committee financial experts are David W. Niemiec and Frank
           A. Olson, they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.      N/A


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A


ITEM 6. SCHEDULE OF INVESTMENTS.  N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.


ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.


ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GROWTH FUND, INC.


By  /s/JIMMY D. GAMBILL
    -------------------------
    Jimmy D. Gambill
    Chief Executive Officer - Finance and Administration
    Date:  April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/JIMMY D. GAMBILL
    -------------------------
    Jimmy D. Gambill
    Chief Executive Officer - Finance and Administration
    Date:  April 26, 2007


By  /s/GALEN G. VETTER
    -------------------------
    Galen G. Vetter
    Chief Financial Officer
    Date:  April 26, 2007